Corporate Income Taxes	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Corporate Income Taxes
27	Corporate Income Taxes
Corporate income taxes recorded in the Bank’s consolidated financial statements for the years ended October 31 are as follows:

(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2022	2021
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:

Federal	$1,779	$1,105
Provincial	1,190	824
Adjustments related to prior periods	(251)	(27)
Foreign	897	726
Adjustments related to prior periods	(86)	(24)
	3,529	2,604
Deferred income taxes:
Domestic:
Federal	(543)	32
Provincial	(341)	8
Foreign	113	227
	(771)	267
Total provision for income taxes in the Consolidated Statement of Income	$2,758	$2,871
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$(2,651)	$435
Deferred income taxes	945	(100)
	(1,706)	335
Reported in:
Other Comprehensive Income	(1,671)	341
Retained earnings	(35)	(6)
Other reserves	–	–
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(1,706)	335
Total provision for income taxes	$1,052	$3,206
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$(771)	$269
Deferred tax expense (benefit) of tax rate changes	–	(2)
	$(771)	$267

(b)	Reconciliation to statutory rate
Income tax
e
s in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2022		2021
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$3,394	26.2%	$3,364	26.2%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(375)	(2.9)	(245)	(1.9)
Tax-exempt income from securities	(284)	(2.2)	(236)	(1.8)
Deferred income tax effect of substantively enacted tax rate changes	–	–	(2)	–
Other, net	23	0.2	(10)	(0.1)
Total income taxes and effective tax rate	$2,758	21.3%	$2,871	22.4%

(c)	Deferred taxes
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2022	2021	2022	2021
Deferred tax assets:
Loss carryforwards	$(904)	$52	$1,079	$174
Allowance for credit losses	(17)	405	969	922
Deferred compensation	42	(77)	199	241
Deferred income	192	88	54	254
Property and equipment	(60)	(106)	359	364
Pension and other post-retirement benefits	10	(28)	234	522
Securities	(65)	(21)	433	323
Lease liabilities	(31)	59	946	875
Cash flow hedges	–	–	–	49
Other	(81)	(119)	380	663
Total deferred tax assets	$(914)	$253	$4,653	$4,387
Deferred tax liabilities:
Cash flow hedges	$–	$–	$159	$34
Deferred compensation	(7)	(16)	148	131
Deferred income	(7)	(8)	40	14
Property and equipment	135	94	810	808
Pension and other post-retirement benefits	(12)	(9)	106	97
Securities	(54)	14	236	179
Investment in subsidiaries and associates	(14)	(40)	126	122
Intangible assets	37	53	1,613	1,774
Other	(221)	(102)	612	326
Total deferred tax liabilities	$(143)	$(14)	$3,850	$3,485
Net deferred tax assets (liabilities) (1)	$(771)	$267	$803	$902

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $803 (2021 – $902) are represented by deferred tax assets of $1,903 (2021 – $2,051), and deferred tax liabilities of $1,100 (2021 – $1,149) on the Consolidated Statement of Financial Position.

The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2022	2021
Balance at beginning of year	$902	$1,112
Deferred tax benefit (expense) for the year recorded in income	771	(267)
Deferred tax benefit (expense) for the year recorded in equity	(945)	100
Disposed in divestitures	–	–
Other	75	(43)
Balance at end of year	$803	$902

The tax related to temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in the Consolidated Statement of Financial Position amounts to $30 million (October 31, 2021 – $24 million). The amount related to unrecognized losses is $30 million, which will expire as follows: $25 million between 2023 and 2032 and $5 million has no expiry.
Included in the net deferred tax asset are tax benefits of $1,420 million (2021 – $164 million)
that relate to tax losses incurred in Canadian or foreign operations in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, the Bank relied on projections of future taxable profits.
The amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized at October 31, 2022 is approximately $41 billion (2021 – $34 billion).
Canadian Tax Matters
The Bank received reassessments totaling $1,506
million of tax and interest as a result of the Canada Revenue Agency (CRA) denying the tax deductibility of certain Canadian dividends received during the 2011-2017 taxation years
. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by tax rules introduced in 2015 and 2018. The Bank has filed a Notice of Appeal with the Tax Court of Canada against the federal reassessment in respect of its 2011 taxation year.
A subsidiary of the Bank has received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014-2017 taxation years totaling
 $470
million of tax, penalties, and interest.

In respect of both matters the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.
2022 Proposed Canadian Federal Tax Measures
On August 9, 2022, the Department of Finance released draft legislative proposals relating to tax measures announced in the Federal Budget on April 7, 2022. These tax measures include the Canada Recovery Dividend (“CRD”) under which the Bank will pay a one-time
15% tax on “taxable income” in excess of $1 billion, as well as an increase of 1.5% to the Bank’s corporate income tax rate on its future taxable income above $100 million. The draft legislation provided more detail on the basis for the CRD, including that “taxable income” will be based on the average taxable income for the 2020 and 2021 taxation years. The CRD will be payable in equal amounts over five years.
On November 4, 2022, the Fall Economic Statement Implementation Act (Bill C-32) containing these measures was introduced into the legislature for the first reading. On November 22, 2022, Bill C-32 completed its second legislative reading.
The impact of these proposed tax measures has not been recognized in the Bank’s financial results as at October 31, 2022 as they are not substantively enacted, which would only occur after the third legislative reading. Once substantively enacted, an income tax expense will be recognized in the Bank’s Consolidated Statement of Income for the entire CRD obligation. The CRD payable is estimated at approximately $640 million.